INCOME TAXES - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Opening balance	$ 6,424	$ 1,802	$ 3,338
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	2,331	1,764	0
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	32,078	2,858	886
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	0	(2,422)
Closing balance	$ 40,833	$ 6,424	$ 1,802